Equity (Details) - USD ($)												6 Months Ended	12 Months Ended
		Jan. 21, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Nov. 21, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 04, 2023	Jan. 10, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Feb. 28, 2025
Equity [Line Items]
Voting rights												one	one
Ordinary shares, shares issued																	125,000
Ordinary shares with par value (in Dollars per share)
Consideration amount (in Dollars)							$ 250,000,000
Issuance of shares								102,890,000	53,600,000			1,070,279
Purchase price (in Dollars)														$ 2,866,856		$ 641,666
Ordinary shares, par value (in Dollars per share)
Shares issued for reverse stock split												1,109,300
Microsort Reproductive Technology [Member]
Equity [Line Items]
Shares issued for acquisition		125,000
Shares issued, price per share (in Dollars per share)		$ 2.06
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized			50,000,000									50,000,000	50,000,000	10,000,000
Purchase price (in Dollars)
Shares issued for acquisition												5,500
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, shares issued			22,770									1,070,279	22,770
Professional Party [Member]
Equity [Line Items]
Issuance of shares for services											1,365
Consulting service term											10 years
Increase in paid-in capital (in Dollars)											$ 812,300
Professional Party [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares for services											137
DoubleClick Services Limited [Member]
Equity [Line Items]
Issuance of shares for services										3,450
Consulting service term										10 years
Increase in paid-in capital (in Dollars)										$ 2,054,556
DoubleClick Services Limited [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares for services										345
Class A Ordinary Shares [Member] | White Lion [Member]
Equity [Line Items]
Issuance of shares			30,000	25,000	9,500	35,000
Purchase price (in Dollars)			$ 204,000	$ 160,050	$ 1,572,186	$ 276,850
Class A Ordinary Shares [Member] | White Lion [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares			3,000	2,500	19,000	3,500
Previously Reported [Member] | NewGenIvf Group Ltd [Member]
Equity [Line Items]
Ordinary shares, shares authorized			50,000,000										50,000,000	50,000,000	[1]
Ordinary shares, shares issued	[2]		113,852										113,852	50,747	[1]
Ordinary shares with par value (in Dollars per share)															[1]
Previously Reported [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized			10,000,000										10,000,000
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount (in Dollars)							100,000,000
M&A [Member]
Equity [Line Items]
Consideration amount (in Dollars)							300,000,000
White Lion Purchase Agreement [Member]
Equity [Line Items]
Consideration amount (in Dollars)							$ 500,000,000

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for two Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued and in May 2025 of 1 share for every 10 existing share issued respectively.